FI Institutional Group Stock Fund for Retirement Plans
Schedule of Investments
November 30, 2025 (Unaudited)
COMMON STOCKS — 99.08% Shares Fair Value
Australia — 1.18%
Financials — 0.74%
Westpac Banking Corp. 107 $ 2,634
Materials — 0.44%
BHP Group Ltd. 26 710
Rio Tinto Ltd. 10 866
1,576
Total   Australia 4,210
Brazil — 1.53%
Financials — 1.19%
Banco Bradesco SA - ADR 622 2,301
Itau Unibanco Holding SA - ADR 253 1,973
4,274
Materials — 0.34%
Vale SA - ADR 95 1,198
Total   Brazil 5,472
Canada — 3.48%
Energy — 0.36%
Suncor Energy, Inc. 29 1,299
Industrials — 0.93%
Canadian Pacific Kansas City Ltd. 46 3,338
Materials — 2.19%
Hudbay Minerals, Inc. 232 3,935
Lundin Mining Corp. 208 3,887
7,822
Total   Canada 12,459
China — 4.81%
Communications — 0.86%
Tencent Holdings Ltd. - ADR 39 3,083
Consumer Discretionary — 1.65%
Alibaba Group Holding Ltd. - ADR 21 3,303
Meituan
(a)
198 2,607
5,910
Financials — 2.10%
CITIC Securities Company Ltd. 1,365 4,688
Ping An Insurance (Group) Company of China Ltd., H Shares 388 2,826
7,514
Health Care — 0.20%
Sino Biopharmaceutical Ltd. - ADR 41 701
Total   China 17,208

FI Institutional Group Stock Fund for Retirement Plans
Schedule of Investments (continued)
November 30, 2025 (Unaudited)
COMMON STOCKS — 99.08% - continued Shares Fair Value
Denmark — 1.09%
Financials — 0.77%
Danske Bank A/S 60 $ 2,759
Industrials — 0.32%
FLSmidth & Co. A/S
(a)
18 1,151
Total   Denmark 3,910
Finland — 0.26%
Industrials — 0.26%
Valmet Oyj 28 913
Total   Finland 913
France — 3.12%
Consumer Discretionary — 0.69%
Kering SA - ADR 72 2,449
Energy — 0.48%
TotalEnergies SE 26 1,714
Financials — 0.55%
BNP Paribas SA 23 1,967
Industrials — 1.06%
Legrand SA 25 3,787
Technology — 0.34%
Dassault Systems SE 44 1,231
Total   France 11,148
Germany — 4.88%
Communications — 0.77%
Deutsche Telekom A.G. 86 2,770
Consumer Discretionary — 0.76%
adidas AG 12 2,233
Sixt SE 6 489
2,722
Industrials — 2.61%
MTU Aero Engines AG 8 3,270
Siemens AG 23 6,092
9,362
Technology — 0.74%
SAP SE 11 2,662
Total   Germany 17,516
India — 0.70%
Financials — 0.70%
HDFC Bank Ltd. - ADR 68 2,504
Total   India 2,504

FI Institutional Group Stock Fund for Retirement Plans
Schedule of Investments (continued)
November 30, 2025 (Unaudited)
COMMON STOCKS — 99.08% - continued Shares Fair Value
Italy — 1.75%
Energy — 0.53%
Eni SpA 101 $ 1,891
Financials — 1.22%
Intesa Sanpaolo SpA 672 4,356
Total   Italy 6,247
Japan — 4.07%
Financials — 0.53%
Sumitomo Mitsui Financial Group, Inc. - ADR 104 1,895
Industrials — 3.54%
Daifuku Company Ltd. - ADR 85 1,343
FANUC Corp. - ADR 99 1,588
Mitsubishi Corp. 160 3,792
Mitsubishi Heavy Industries Ltd. 130 3,285
SMC Corp. - ADR 98 1,723
Yaskawa Electric Corp. - ADR 18 930
12,661
Total   Japan 14,556
Netherlands — 2.14%
Financials — 0.67%
ING Groep NV 93 2,412
Technology — 1.47%
ASML Holding NV 5 5,241
Total   Netherlands 7,653
Spain — 4.75%
Consumer Discretionary — 0.95%
Industria de Diseno Textil SA 61 3,416
Financials — 3.80%
Banco Bilbao Vizcaya Argentaria SA 250 5,386
Banco Santander SA 479 5,137
CaixBank SA 275 3,068
13,591
Total   Spain 17,007
Sweden — 0.84%
Communications — 0.84%
Spotify Technology SA
(a)
5 2,994
Total   Sweden 2,994
Switzerland — 3.44%
Financials — 2.31%
Swiss Re AG 14 2,468
UBS Group AG 151 5,833
8,301

FI Institutional Group Stock Fund for Retirement Plans
Schedule of Investments (continued)
November 30, 2025 (Unaudited)
COMMON STOCKS — 99.08% - continued Shares Fair Value
Switzerland — 3.44% - continued
Health Care — 1.13%
Novartis AG 31 $ 4,033
Total   Switzerland 12,334
Taiwan Province of China — 2.94%
Technology — 2.94%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR 36 10,495
Total   Taiwan Province of China 10,495
United Kingdom — 5.28%
Energy — 1.22%
BP PLC 248 1,491
Shell PLC 77 2,847
4,338
Financials — 0.81%
NatWest Group PLC 346 2,896
Health Care — 2.23%
AstraZeneca PLC 22 4,070
GSK PLC 165 3,912
7,982
Industrials — 1.02%
Rolls-Royce Holdings PLC 257 3,633
Total   United Kingdom 18,849
United States — 52.82%
Communications — 4.81%
Alphabet, Inc., Class A 26 8,325
Meta Platforms, Inc., Class A 12 7,775
Netflix, Inc.
(a)
10 1,076
17,176
Consumer Discretionary — 2.62%
Amazon.com, Inc.
(a)
23 5,364
Home Depot, Inc. (The) 8 2,855
Starbucks Corp. 13 1,132
9,351
Consumer Staples — 4.33%
Coca-Cola Co. (The) 42 3,071
Costco Wholesale Corp. 3 2,741
PepsiCo, Inc. 13 1,934
Procter & Gamble Co. (The) 21 3,111
Walmart, Inc. 42 4,641
15,498
Energy — 2.99%
Chevron Corp. 30 4,533
ConocoPhillips 11 976

FI Institutional Group Stock Fund for Retirement Plans
Schedule of Investments (continued)
November 30, 2025 (Unaudited)
COMMON STOCKS — 99.08% - continued Shares Fair Value
United States — 52.82% - continued
Energy — 2.99% - continued
Exxon Mobil Corp. 45 $ 5,215
10,724
Financials — 10.40%
American Express Co. 13 4,749
Bank of America Corp. 57 3,058
BlackRock, Inc. 3 3,142
Citigroup, Inc. 33 3,419
Goldman Sachs Group, Inc. (The) 5 4,130
Invesco Ltd. 52 1,271
Jefferies Financial Group, Inc. 25 1,439
JPMorgan Chase & Co. 14 4,383
MasterCard, Inc., Class A 4 2,202
Morgan Stanley 29 4,921
T. Rowe Price Group, Inc. 10 1,024
Visa, Inc., Class A 10 3,345
37,083
Health Care — 7.09%
Abbott Laboratories 9 1,160
Eli Lilly & Co. 5 5,376
Exact Sciences Corp.
(a)
14 1,418
Intuitive Surgical, Inc.
(a)
9 5,162
Johnson & Johnson 6 1,242
Merck & Co., Inc. 32 3,355
Pfizer, Inc. 114 2,934
PTC Therapeutics, Inc.
(a)
15 1,290
Thermo Fisher Scientific, Inc. 3 1,772
UnitedHealth Group, Inc. 5 1,649
25,358
Industrials — 6.80%
AeroVironment, Inc.
(a)
17 4,751
Boeing Co. (The)
(a)
10 1,890
Cummins, Inc. 10 4,980
Deere & Co. 6 2,786
IDEX Corp. 7 1,218
Lennox International, Inc. 7 3,492
Rockwell Automation, Inc. 6 2,375
RTX Corp. 16 2,799
24,291
Materials — 1.14%
Materion Corp. 10 1,222
New Linde PLC 7 2,872
4,094
Technology — 12.64%
Adobe, Inc.
(a)
5 1,601
Apple, Inc. 42 11,712

FI Institutional Group Stock Fund for Retirement Plans
Schedule of Investments (continued)
November 30, 2025 (Unaudited)
COMMON STOCKS — 99.08% - continued Shares Fair Value
United States — 52.82% - continued
Technology — 12.64% - continued
Autodesk, Inc.
(a)
7 $ 2,123
Microsoft Corp. 21 10,332
NVIDIA Corp. 71 12,568
Oracle Corp. 14 2,827
Salesforce, Inc. 7 1,614
ServiceNow, Inc.
(a)
3 2,437
45,214
Total United States 188,789
Total Common Stocks (Cost $219,515) 354,264
MONEY MARKET FUNDS — 0.77%
First American Government Obligations Fund, Class X, 3.92%
(b)
2,770 2,770
Total Money Market Funds (Cost $2,770) 2,770
Total Investments — 99.85% (Cost $222,285) 357,034
Other Assets in Excess of Liabilities — 0.15% 531
NET ASSETS — 100.00% $ 357,565
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of November 30, 2025.
ADR - American Depositary Receipt

FI Institutional Group ESG Stock Fund for Retirement Plans
Schedule of Investments
November 30, 2025 (Unaudited)
COMMON STOCKS — 98.60% Shares Fair Value
Australia — 0.73%
Financials — 0.73%
Westpac Banking Corp. 107 $ 2,634
Total  Australia 2,634
Brazil — 2.23%
Financials — 2.23%
Banco Bradesco SA - ADR 1,046 3,870
Itau Unibanco Holding SA - ADR 536 4,181
8,051
Total  Brazil 8,051
Canada — 1.26%
Materials — 1.26%
Hudbay Minerals, Inc. 158 2,693
Lundin Mining Corp. 100 1,869
4,562
Total  Canada 4,562
China — 5.56%
Communications — 1.29%
Tencent Holdings Ltd. - ADR 59 4,663
Consumer Discretionary — 2.03%
Alibaba Group Holding Ltd. - ADR 30 4,719
Meituan
(a)
199 2,620
7,339
Financials — 2.04%
CITIC Securities Company Ltd. 1,283 4,407
Ping An Insurance (Group) Company of China Ltd., H Shares 404 2,942
7,349
Health Care — 0.20%
Sino Biopharmaceutical Ltd. - ADR 42 718
Total  China 20,069
Denmark — 2.01%
Financials — 1.16%
Danske Bank A/S 91 4,185
Industrials — 0.85%
FLSmidth & Co. A/S
(a)
12 767
Vestas Wind Systems A/S 98 2,332
3,099
Total  Denmark 7,284
Finland — 0.26%
Industrials — 0.26%
Valmet Oyj 29 946
Total  Finland 946

FI Institutional Group ESG Stock Fund for Retirement Plans
Schedule of Investments (continued)
November 30, 2025 (Unaudited)
COMMON STOCKS — 98.60% - continued Shares Fair Value
France — 2.64%
Consumer Discretionary — 0.68%
Kering SA - ADR 72 $ 2,448
Energy — 0.55%
TotalEnergies SE 30 1,977
Industrials — 0.74%
Schneider Electric SE 10 2,680
Technology — 0.67%
Dassault Systems SE 87 2,434
Total  France 9,539
Germany — 3.29%
Consumer Discretionary — 0.81%
adidas AG 13 2,420
Sixt SE 6 489
2,909
Industrials — 2.01%
Daimler Truck Holding AG
(a)
53 2,243
Siemens AG 19 5,033
7,276
Technology — 0.47%
SAP SE 7 1,694
Total  Germany 11,879
India — 0.35%
Financials — 0.35%
HDFC Bank Ltd. - ADR 34 1,252
Total  India 1,252
Italy — 2.30%
Energy — 0.99%
Eni SpA 192 3,594
Financials — 1.31%
Intesa Sanpaolo SpA 730 4,732
Total  Italy 8,326
Japan — 3.46%
Financials — 0.84%
Sumitomo Mitsui Financial Group, Inc. - ADR 167 3,043
Industrials — 2.62%
Daifuku Company Ltd. - ADR 64 1,011
FANUC Corp. - ADR 92 1,476
Hitachi Ltd. 100 3,180
Mitsubishi Corp. 100 2,370

FI Institutional Group ESG Stock Fund for Retirement Plans
Schedule of Investments (continued)
November 30, 2025 (Unaudited)
COMMON STOCKS — 98.60% - continued Shares Fair Value
Japan — 3.46% - continued
Industrials — 2.62% - continued
Yaskawa Electric Corp. - ADR 27 $ 1,395
9,432
Total  Japan 12,475
Netherlands — 1.74%
Technology — 1.74%
ASML Holding NV 6 6,290
Total  Netherlands 6,290
Norway — 0.87%
Energy — 0.87%
Equinor ASA 136 3,133
Total  Norway 3,133
Spain — 5.12%
Consumer Discretionary — 0.92%
Industria de Diseno Textil SA 60 3,360
Financials — 4.20%
Banco Bilbao Vizcaya Argentaria SA 266 5,731
Banco Santander SA 457 4,901
CaixBank SA 409 4,564
15,196
Total  Spain 18,556
Sweden — 1.53%
Communications — 0.83%
Spotify Technology SA
(a)
5 2,994
Industrials — 0.70%
Atlas Copco AB 150 2,546
Total  Sweden 5,540
Switzerland — 4.16%
Financials — 2.20%
Swiss Re AG 14 2,468
UBS Group AG 143 5,525
7,993
Health Care — 0.83%
Novartis AG 23 2,993
Industrials — 1.13%
ABB Ltd. 57 4,097
Total  Switzerland 15,083

FI Institutional Group ESG Stock Fund for Retirement Plans
Schedule of Investments (continued)
November 30, 2025 (Unaudited)
COMMON STOCKS — 98.60% - continued Shares Fair Value
Taiwan Province of China — 3.06%
Technology — 3.06%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR 38 $ 11,077
Total  Taiwan Province of China 11,077
United Kingdom — 5.61%
Consumer Staples — 0.43%
Unilever PLC 26 1,569
Energy — 2.11%
BP PLC 675 4,059
Shell PLC 97 3,574
7,633
Financials — 0.53%
NatWest Group PLC 231 1,933
Health Care — 0.97%
AstraZeneca PLC 19 3,515
Materials — 1.57%
Anglo American PLC 48 1,812
Antofagasta PLC 105 3,833
5,645
Total  United Kingdom 20,295
United States — 52.42%
Communications — 2.98%
Alphabet, Inc., Class A 27 8,645
Netflix, Inc.
(a)
20 2,152
10,797
Consumer Discretionary — 2.34%
Amazon.com, Inc.
(a)
24 5,597
Home Depot, Inc. (The) 8 2,855
8,452
Consumer Staples — 3.73%
Colgate-Palmolive Co. 29 2,331
Costco Wholesale Corp. 3 2,741
PepsiCo, Inc. 18 2,677
Procter & Gamble Co. (The) 20 2,964
Walmart, Inc. 25 2,763
13,476
Energy — 1.03%
ConocoPhillips 18 1,596
Schlumberger Ltd. 59 2,138
3,734
Financials — 12.11%
American Express Co. 14 5,114
Bank of America Corp. 56 3,004
BlackRock, Inc. 4 4,189

FI Institutional Group ESG Stock Fund for Retirement Plans
Schedule of Investments (continued)
November 30, 2025 (Unaudited)
COMMON STOCKS — 98.60% - continued Shares Fair Value
United States — 52.42% - continued
Financials — 12.11% - continued
Citigroup, Inc. 50 $ 5,180
Goldman Sachs Group, Inc. (The) 5 4,130
Invesco Ltd. 124 3,032
Jefferies Financial Group, Inc. 20 1,151
JPMorgan Chase & Co. 14 4,383
MasterCard, Inc., Class A 5 2,753
Morgan Stanley 26 4,411
T. Rowe Price Group, Inc. 14 1,433
Visa, Inc., Class A 15 5,016
43,796
Health Care — 9.73%
Abbott Laboratories 9 1,160
Eli Lilly & Co. 12 12,905
Exact Sciences Corp.
(a)
17 1,722
Intuitive Surgical, Inc.
(a)
9 5,162
Johnson & Johnson 9 1,862
Merck & Co., Inc. 28 2,935
Pfizer, Inc. 80 2,059
PTC Therapeutics, Inc.
(a)
14 1,204
Thermo Fisher Scientific, Inc. 4 2,363
UnitedHealth Group, Inc. 5 1,649
Vertex Pharmaceuticals, Inc.
(a)
5 2,168
35,189
Industrials — 7.26%
Cummins, Inc. 11 5,478
Deere & Co. 9 4,180
Lennox International, Inc. 9 4,490
Rockwell Automation, Inc. 14 5,543
Union Pacific Corp. 7 1,623
Xylem, Inc. 35 4,922
26,236
Materials — 0.79%
New Linde PLC 7 2,872
Technology — 12.45%
Adobe, Inc.
(a)
5 1,601
Apple, Inc. 40 11,154
Autodesk, Inc.
(a)
8 2,427
Microsoft Corp. 21 10,332
NVIDIA Corp. 71 12,567
Oracle Corp. 13 2,625
Salesforce, Inc. 8 1,844
ServiceNow, Inc.
(a)
3 2,437
44,987
Total  United States 189,539

FI Institutional Group ESG Stock Fund for Retirement Plans
Schedule of Investments (continued)
November 30, 2025 (Unaudited)
COMMON STOCKS — 98.60% - continued Shares Fair Value
United States — 52.42% - continued
Total Common Stocks (Cost  $221,411 ) $ 356,530
PREFERRED STOCKS — 0.44%
Australia — 0.44%
Materials — 0.44%
Fortescue Metals Group Ltd. 113 1,584
Total Australia 1,584
Total Preferred Stocks (Cost  $1,554 ) 1,584
MONEY MARKET FUNDS — 0.82%
First American Government Obligations Fund, Class X, 3.92%
(b)
2,955 2,955
Total Money Market Funds (Cost $2,955) 2,955
Total Investments — 99.86% (Cost $225,920) 361,069
Other Assets in Excess of Liabilities — 0.14% 493
NET ASSETS — 100.00% $ 361,562
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of November 30, 2025.
ADR - American Depositary Receipt

FI Institutional Group Fixed Income Fund for Retirement
Plans
Schedule of Investments
November 30, 2025 (Unaudited)
U.S. GOVERNMENT & AGENCIES — 83.23%
Principal
Amount Fair Value
United States Treasury Note, 2.63% , 2/15/2029 $ 616,100 $ 599,566
United States Treasury Note, 4.00% , 5/31/2030 299,000 304,203
United States Treasury Note, 4.00% , 1/31/2031 599,000 609,401
United States Treasury Note, 4.50% , 11/15/2033 291,000 303,771
United States Treasury Note, 4.50% , 2/15/2036 581,000 607,554
United States Treasury Note, 4.50% , 5/15/2038 149,000 153,921
United States Treasury Note, 4.63% , 2/15/2040 93,000 95,490
Total U.S. Government & Agencies (Cost $2,757,513) 2,673,906
EXCHANGE-TRADED FUNDS — 15.01% Shares
iShares MBS ETF 5,034 482,106
Total Exchange-Traded Funds (Cost $458,836) 482,106
MONEY MARKET FUNDS — 0.87%
First American Government Obligations Fund, Class X, 3.92%
(a)
28,087 28,087
Total Money Market Funds (Cost $28,087) 28,087
Total Investments — 99.11% (Cost $3,244,436) 3,184,099
Other Assets in Excess of Liabilities — 0.89% 28,653
NET ASSETS — 100.00% $ 3,212,752
(a) Rate disclosed is the seven day effective yield as of November 30, 2025.

FI Institutional Group ESG Fixed Income Fund for
Retirement Plans
Schedule of Investments
November 30, 2025 (Unaudited)
U.S. GOVERNMENT & AGENCIES — 82.21%
Principal
Amount Fair Value
United States Treasury Note, 2.63% , 2/15/2029 $ 570,700 $ 555,385
United States Treasury Note, 4.00% , 5/31/2030 300,000 305,221
United States Treasury Note, 4.00% , 1/31/2031 573,000 582,948
United States Treasury Note, 4.13% , 7/31/2031 40,000 40,922
United States Treasury Note, 4.50% , 11/15/2033 292,000 304,815
United States Treasury Note, 4.50% , 2/15/2036 557,000 582,457
United States Treasury Note, 4.50% , 5/15/2038 147,000 151,855
United States Treasury Note, 4.63% , 2/15/2040 92,000 94,464
Total U.S. Government & Agencies (Cost $2,701,498) 2,618,067
EXCHANGE-TRADED FUNDS — 16.02% Shares
iShares MBS ETF 5,325 509,975
Total Exchange-Traded Funds (Cost $485,215) 509,975
MONEY MARKET FUNDS — 0.88%
First American Government Obligations Fund, Class X, 3.92%
(a)
28,007 28,007
Total Money Market Funds (Cost $28,007) 28,007
Total Investments — 99.11% (Cost $3,214,720) 3,156,049
Other Assets in Excess of Liabilities — 0.89% 28,195
NET ASSETS — 100.00% $ 3,184,244
(a) Rate disclosed is the seven day effective yield as of November 30, 2025.

Tactical Multi-Purpose Fund
Schedule of Investments
November 30, 2025 (Unaudited)
MONEY MARKET FUNDS - 87.51% Shares Fair Value
First American Government Obligations Fund, Class X, 3.92%
(a)
24,170 $ 24,170
Total Money Market Funds (Cost $24,170) 24,170
Total Investments — 87.51% (Cost $24,170) 24,170
Other Assets in Excess of Liabilities — 12.49% 3,450
NET ASSETS — 100.00% $ 27,620
(a) Rate disclosed is the seven day effective yield as of November 30, 2025.